Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Preferential Tax Rates

The preferential tax rates, which are rates enjoyed by the PRC entities of the Group, different from the statutory rates, are presented in the following table.

Subsidiaries	2013	2014	2015	2016	2017
Techfaith China	15.0%	15.0%	15.0%	15.0%	15.0%
Techfaith Intelligent Handset Beijing	15.0%	25.0%	25.0%	25.0%	25.0%
Techfaith Shanghai	15.0%	15.0%	15.0%	15.0%	15.0%
One Net	15.0%	15.0%	15.0%	15.0%	15.0%

Current and Deferred Income (Loss) Tax Table

The current and deferred components of the income tax expense appearing in the consolidated statements of comprehensive income (loss) were as follows:

	2013	2014	2015
Current tax	$2,146	$438	$1,024
Deferred tax	—	—	(28)

	$2,146	$438	$996

Deferred Tax Assets and Liabilities

The principal components of the Group’s deferred tax assets and liabilities were as follows:

	December 31,
	2014	2015
Deferred tax assets:
Accrued expenses	$1,123	$716
Product warranty provision	14	8
Allowance for doubtful accounts	61	275
Inventory provision	715	1,973
Depreciation and amortization	2,908	2,978
Net operating loss carry forwards	5,164	4,370
Less: Valuation allowance	(9,985)	(10,320)

Net deferred tax assets	$—	$—

Reconciliation of Provision Income Tax

Reconciliation between the provision for income tax computed by PRC enterprise income tax rate of 25% to income before income taxes and actual provision for income taxes is as follows:

	2013	2014	2015
Loss before income tax	$(825)	$(14,630)	$(12,101)
Tax provision at PRC enterprise income tax rate of 25%	(206)	(3,658)	(3,025)
Expenses not deductible for tax purposes	813	649	2,338
Preferential tax rates granted to PRC entities	94	99	333
Effect of the different income tax rates in other jurisdictions	345	787	1,011
Changes in valuation allowances	(141)	1,976	335
Expired operating loss carry forwards	1,241	585	4

	$2,146	$438	$996